SEMIANNUAL REPORT JUNE 30, 2000

Prudential
Short-Term Corporate Bond Fund, Inc./
Income Portfolio

Fund Type Debt
Objective High current income consistent with the preservation of principal

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Short-Term Corporate Bond Fund,
Inc./Income Portfolio seeks high current income consistent with the preservation of principal. The Fund invests primarily in investment-grade corporate debt obligations and debt obligations issued by the U.S.
government and government-related entities that mature in six years or less. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition
Expressed as a percentage of total investments as of 6/30/00
83.6%  U.S. Corporate Bonds
 7.6   U.S. Treasuries
 4.7   Asset Backed
 4.1   Cash & Equivalents

Credit Quality
Expressed as a percentage of total investments as of 6/30/00
 7.9%  U.S. Government & Agency
 4.9   AAA
 2.1   AA
31.1   A
52.2   BBB
 1.5   BB
 0.3   Repurchase Agreement

Ten Largest Issuers
Expressed as a percentage of net assets as of 6/30/00
 7.6%  U.S. Treasury Obligations
 4.9   Camden Property Trust
 4.8   First Industrial L.P.
 4.4   ERP Operating L.P.
 3.9   Gables Realty L.P.
 3.4   Goldman Sachs Group L.P.
 2.9   Sears Roebuck Acceptance Corp.
 2.9   Household Finance Corp.
 2.5   Viacom Inc.
 2.4   Capital One Bank
                      www.prudential.com (800) 225-1852

Performance at a Glance

Cumulative Total Returns1             As of 6/30/00
                            Six     One    Five        Ten           Since
                           Months   Year  Years       Years        Inception2
Class A                     2.62%   4.08% 30.54% 90.45% (87.33) 103.45% (98.26)
Class B                     2.47    3.65  26.66        N/A              42.47
Class C                     2.47    3.65  26.67        N/A              35.03
Class Z                     2.74    4.34   N/A         N/A              20.69
Lipper Short/Intermediate
Investment Grade Debt Fund
Avg.3                       2.81    3.90  28.96        88.20             ***


Average Annual Total Returns1                  As of 6/30/00
                      One        Five        Ten           Since
                      Year       Years      Years        Inception2
Class A               0.69%      4.78%    6.30% (6.13)   6.45% (6.20)
Class B               0.65       4.84         N/A           4.80
Class C               1.62       4.63         N/A           5.03
Class Z               4.34        N/A         N/A           5.46

Distributions and Yields               As of 6/30/00
                       Total Distributions            30-Day
                       Paid for Six Months           SEC Yield
Class A                      $0.31                    6.62%
Class B                      $0.28                    6.34
Class C                      $0.28                    6.28
Class Z                      $0.32                    7.10

Past performance is not indicative of future results.
Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1%, and 1% for four years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately five years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns and yields would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 9/1/89; Class B, 12/9/92;
Class C, 8/1/94; and Class Z, 12/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Short/Intermediate Investment Grade Debt
Fund category. The Lipper average is
unmanaged. Short/Intermediate Investment Grade Debt funds invest at least 65% of their assets in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

***Lipper Since Inception returns are 99.77% for Class A,
49.20% for Class B, 38.62% for Class C, and 18.30% for
Class Z, based on all funds in each share class.

(LOGO)     August 14, 2000

Dear Shareholder,
The first half of the year was a challenging period for the fixed-income markets. During the reporting period that covers the six months ended June 30, 2000, the Prudential Short-Term Corporate Bond Fund's Class A shares returned 2.62%, -0.72% for those paying the one-time initial sales charge. This return was in line with the 2.81% return for the Lipper Short/Intermediate
Investment Grade Bond Fund Average.

These results are fairly indicative of the overall fixed-income environment. In the United States, returns continued to be adversely affected by rising interest rates. On several occasions during the reporting period, the U.S. Federal Reserve Board (the "Fed") raised short-term interest rates in an attempt to slow the pace of economic growth. This caused bond prices to fall in most sectors of the fixed-income market.

A New Name and Greater Flexibility
In May, the name of your fund changed from Structured
Maturity Fund to Short-Term Corporate Bond Fund. The Fund will continue to invest primarily in shorter-term corporate bonds (bonds maturing in six years or less). However, in the past, the fund management team was required to allocate holdings based on strict, predetermined maturity ranges. These restrictions have been lifted, and the team now has the flexibility to pursue a greater number of fixed-income investment opportunities. We believe this change will enable us to better serve your investment needs.

A further discussion of the developments in the bond markets and a detailed review of your Fund's investments follow. As always, thank you for your continued confidence.

Sincerely,

John R. Strangfeld, President
Prudential Short-Term Corporate Bond Fund, Inc./Income Portfolio

Prudential Short-Term Corporate Bond Fund, Inc.	Income Portfolio

        Semiannual Report         June 30, 2000

Investment Adviser's Report

A difficult bond market Over the review period, the Fed raised the federal funds rate (the rate U.S. banks charge each other for overnight loans) three times in an effort to combat strong economic growth. These rate increases have led to falling prices in many sectors of the fixed-income market.

One notable exception is the performance of long-term
Treasury securities. Investors aggressively purchased 30-year securities as the U.S. Treasury department moved to limit its supply through a buy-back program. The Treasury is seeking to lower the government's borrowing costs by repurchasing the 30-year bonds with higher relative yields. This supply/demand trend helped long-term
Treasury prices rally sharply, creating an inverted yield curve (an anomaly that occurs when interest rates for short-term securities are higher than their longer-term counterparts). Given the lack of investor interest and the Fed's monetary stance, shorter-term issues, such as those held by the Fund, underperformed.

Focusing on BBB-rated bonds
The Fund has maintained its focus on BBB-rated corporate bonds. Early in the reporting period, this emphasis generated mixed results. Given the environment of strong economic growth, we believed that the incremental yield offered by these securities would more than compensate for the additional risk. However, as interest rates rose, corporate bonds with higher credit ratings produced better relative results. Once the corporate bond market stabilizes, as we believe it will, investors will probably turn to lower-rated issues as their higher yields become more compelling.

Prudential Short-Term Corporate Bond Fund, Inc.	Income Portfolio

            Semiannual Report         June 30, 2000

New issues offer higher yields
As a result of the rising interest rate environment, companies offering new issues in the marketplace have had to increase the yield spread relative to Treasuries in order to attract investors. We are now in the midst of a large new-issue calendar, and we are taking advantage of this trend by selling Treasuries in order to increase our exposure to corporate bonds. Not only will this strategy help us lock in incremental yields, it could also lead to capital appreciation potential if a bond is upgraded or if there is a contraction of the yield spread between corporates and Treasuries.

Selectively investing to reduce volatility
At this stage of the economic cycle, many financial professionals are calling for slower growth. While this would be good for interest rates, it could place pressure on some corporate bond issuers: a slowing economy may make it more difficult for some firms to meet their debt obligations. We believe our approach of selectively investing in corporate bonds should work well in this environment.

Looking ahead
As we look forward, it's not clear what direction the U.S. economy will ultimately take. At this point, there are three possible scenarios. First, economic growth could again accelerate, necessitating further interest rate hikes by the Fed. Second, the economy could fall into a recession. Third, we could experience a "soft landing," whereby growth falls to a more moderate and acceptable level.

Many experts currently believe a soft landing is the most likely scenario. We believe this would be good for corporate bonds, as they would continue to offer incremental yields without a substantial increase in risk. As such, we are confident that our strategy of focusing on BBB-rated securities and carefully identifying investment opportunities will help the Fund generate solid long-term results.

Prudential Short-Term Corporate Bond Fund Management Team

       Prudential Short-Term Corporate Bond Fund
             Portfolio of Investments as of June 30, 2000 (Unaudited)

              Principal
Moody's       Amount
Rating*       (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  80.6%
Corporate Bonds  68.3%
                               Aon Corp.,
A3             $  1,000        8.65%, 5/15/05                           $    1,025,000
                               BankBoston Corp., Medium Term Note,
A2                  500        6.125%, 3/15/02                                 488,015
                               Bombardier Capital, Inc., Medium Term
                                Note,
A3                1,000        7.30%, 12/15/02                                 991,000
                               Capital One Bank,
Baa2              2,500        7.08%, 10/30/01                               2,462,325
                               Cendant Corp.,
Baa1              2,000        7.75%, 12/1/03                                1,922,600
                               CMS Energy Corp.,
Ba3                 500        8.00%, 7/1/11                                   490,800
                               Coca-Cola Enterprises, Inc.,
A2                1,200        6.625%, 8/1/04                                1,163,172
                               Cox Enterprises, Inc.,
Baa1                300        6.625%, 6/14/02                                 295,005
                               CSX Corp., Medium Term Note,
Baa2              2,000        5.85%, 9/17/01                                1,963,460
                               Delta Air Lines, Inc.,
Baa3              1,000        6.65%, 3/15/04                                  945,000
                               Deutsche Telekom International
                                Finance,
Aa2               1,000        7.75%, 6/15/05                                1,005,000
                               Disney (Walt) Co.,
A2                  950        7.30%, 2/8/05                                   957,248
                               Duke Realty L.P.,
Baa1                270        7.30%, 6/30/03                                  265,005
                               Entergy Louisiana Inc.,
Baa2              1,000        8.50%, 6/1/03                                 1,008,800
                               Finova Capital Corp.,
Baa2              2,000        6.125%, 3/15/04                               1,720,000
                               First Industrial L.P.,
Baa2              5,000D       6.50%, 4/5/11                                 4,923,100

    See Notes to Financial Statements                                      5

       Prudential Short-Term Corporate Bond Fund
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating*       (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               Ford Motor Credit Co.,
A2             $  2,000        6.625%, 6/30/03                          $    1,948,960
                               Fort James Corp.,
Baa2              1,500        6.70%, 11/15/03                               1,458,600
                               Fortune Brands, Inc.,
A2                  600        7.125%, 11/1/04                                 582,420
                               General Motors Acceptance Corp.,
A2                2,500        5.95%, 3/14/03                                2,404,375
                               Goldman Sachs Group L.P.,
A1                1,000        6.25%, 2/1/03                                   967,370
A1                2,500        7.80%, 7/15/02                                2,509,975
                               Hartford Financial Services Group
                                Inc.,
                               Senior Note
A2                1,000        7.75%, 6/15/05                                1,010,000
                               Heller Financial, Inc.,
A3                2,500        6.00%, 3/19/04                                2,339,600
                               Household Finance Corp., Medium Term
                                Note,
A2                3,000        6.125%, 7/15/12                               2,908,410
                               International Paper Co.,
Baa1              2,000        8.00%, 7/8/03                                 2,010,460
                               ITT Corp.,
Ba1               1,000        6.75%, 11/15/03                                 938,410
                               Lehman Brothers Holdings, Inc.,
A3                1,500        6.625%, 4/1/04                                1,431,585
                               Limestone Electron Trust, Senior Note,
Baa3              2,000        8.625%, 3/15/03                               2,019,360
                               Litton Industries, Inc.,
Baa2              2,000        6.05%, 4/15/03                                1,911,160
                               Mallinckrodt, Inc.,
Baa2              1,000D       6.30%, 3/15/11                                  985,000
                               Morgan Stanley Dean Witter,
Aa3               1,000        7.75%, 6/15/05                                  999,900
                               Niagara Mohawk Power Corp.,
Baa2              2,000        7.375%, 8/1/03                                1,972,060
                               Northrop Grumman Corp.,
Baa3              2,000        8.625%, 10/15/04                              2,060,680

    6                                      See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating*       (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               Osprey Trust,
Baa2           $  1,500        8.31%, 1/15/03                           $    1,505,100
                               PaineWebber Group, Inc., Medium Term
                                Note,
Baa1              2,500        7.015%, 2/10/04                               2,406,625
                               Phillips Petroleum Co.,
Baa2              1,000        8.50%, 5/25/05                                1,033,080
                               Qwest Capital Funding, Inc.,
Baa1              1,060        6.875%, 8/15/01                               1,054,488
                               Sears Roebuck Acceptance Corp., Medium
                                Term Note,
A3                3,000        6.38%, 10/7/02                                2,928,930
                               South Carolina Electric & Gas Co.,
A1                1,000        7.50%, 6/15/05                                1,001,840
                               Telecomunicaiones de Puerto Rico,
Baa2              1,500        6.15%, 5/15/02                                1,455,000
                               Tenneco Packaging, Inc.,
Baa3              1,000        7.20%, 12/15/05                                 927,630
                               Union Pacific Corp.,
Baa3              1,000        7.60%, 5/1/05                                   994,660
                               Utilicorp United, Inc.,
Baa3                300        7.00%, 7/15/04                                  286,539
                               Viacom, Inc.,
Baa1              2,500        7.50%, 1/15/02                                2,491,825
                               Vodafone Airtouch Plc,
A2                1,300        7.625%, 2/15/05                               1,300,000
                                                                        --------------
                               Total corporate bonds (cost
                                $71,055,948)                                69,469,572
-------------------------------------------------------------------------------------
Asset-Backed Securities  4.7%
                               Comed Transitional Funding Trust,
Aaa               2,500        5.44%, 3/25/07                                2,385,000
                               PECO Energy Transiton Trust,
                               5.80%, 3/1/07
                                (cost $4,951,784)                            2,362,500
Aaa               2,500
                                                                        --------------
                                                                             4,747,500

    See Notes to Financial Statements                                      7

       Prudential Short-Term Corporate Bond Fund
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating*       (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
U.S. Government Securities  7.6%
                               United States Treasury Bond,
               $  7,900        5.625%, 2/15/06                          $    7,664,264
                     85        6.75%, 5/15/05                                   86,979
                                                                        --------------
                               Total U.S. government securities
                                (cost $7,546,532)                            7,751,243
                                                                        --------------
                               Total long-term investments
                                (cost $83,554,264)                          81,968,315
SHORT-TERM INVESTMENTS  15.6%
-----------------------------------------------------------------------------------
Corporate Bond  15.3%
                               Camden Property Trust,
Baa2              5,000        7.23%, 10/30/00                               4,991,000
                               ERP Operating L.P.,
A3                4,500        6.15%, 9/15/00                                4,488,750
                               Gables Reality L.P.,
Baa2              4,000        6.55%, 10/1/00                                3,987,920
                               Kroger Co.,
Baa3                600        6.34%, 6/1/01                                   589,500
                               Raytheon Co.,
Baa2              1,500        5.95%, 3/15/01                                1,482,495
                                                                        --------------
                               Total corporate bonds
                                (cost $15,604,119)                          15,539,665
-----------------------------------------------------------------------------------
Repurchase Agreement  0.3%
                               Joint Repurchase Agreement Account,
                                6.556%, 7/3/00
                    267         (cost $267,000; Note 5)                        267,000
                                                                        --------------
                               Total short-term investments
                                (cost $15,871,119)                          15,806,665
                                                                        --------------
                               Total Investments  96.2%
                                (cost $99,425,383; Note 4)                  97,774,980
                               Other assets in excess of
                                liabilities  3.8%                            3,914,501
                                                                        --------------
                               Net Assets  100%                         $  101,689,481
                                                                        --------------
                                                                        --------------

--------------------------------------------------------------------------------
 * The Fund's current Prospectus contains a description of Moody's rating.
 D Rate shown reflects current rate on variable rate instrument.
L.P. Limited Partnership.
    8                                      See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2000 was as follows:
Financial Services.....................................................   17.9%
Real Estate-Development................................................    9.5
Real Estate Investment Trust...........................................    8.8
U.S. Government & Agency Obligations...................................    7.6
Aerospace/Defense......................................................    5.4
Finance................................................................    4.8
Collateral Mortgage Obligation.........................................    4.7
Paper..................................................................    3.4
Entertainment..........................................................    3.4
Electrical Utilities...................................................    3.2
Transportation-Road & Rail.............................................    2.9
Retail/Dept./Disc./Drug................................................    2.9
Commercial Services....................................................    2.2
Telephones.............................................................    2.0
Gas Distribution.......................................................    2.0
Miscellaneous..........................................................    1.5
Telecommunication Services.............................................    1.4
Cellular Communications................................................    1.3
Beverages..............................................................    1.1
Oil & Gas..............................................................    1.0
Medical Products & Services............................................    1.0
Life Insurance.........................................................    1.0
Insurance..............................................................    1.0
Electrical Power.......................................................    1.0
Hotel/Motel............................................................    0.9
Containers & Packaging.................................................    0.9
Airlines...............................................................    0.9
Food/Drug/Retail.......................................................    0.6
Consumer Products......................................................    0.6
Electrical Services....................................................    0.5
Banks..................................................................    0.5
Repurchase Agreement...................................................    0.3
                                                                         -----
                                                                          96.2
Other assets in excess of liabilities..................................    3.8
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                      9

       Prudential Short-Term Corporate Bond Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                    June 30, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $99,425,383)                            $  97,774,980
Cash                                                                       10,460
Receivable for Fund shares sold                                         3,114,078
Interest receivable                                                     1,763,858
Receivable for investments sold                                         1,028,288
Due from broker - variation margin                                          3,828
Other assets                                                                2,590
                                                                    -------------
      Total assets                                                    103,698,082
                                                                    -------------
LIABILITIES
Payable for Fund shares reacquired                                        607,635
Payable for investments purchased                                         998,260
Accrued expenses                                                          187,244
Dividends payable                                                         154,928
Management fee payable                                                     32,819
Distribution fee payable                                                   27,715
                                                                    -------------
      Total liabilities                                                 2,008,601
                                                                    -------------
NET ASSETS                                                          $ 101,689,481
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Common stock, at par                                             $      92,610
   Paid-in capital in excess of par                                   114,884,759
                                                                    -------------
                                                                      114,977,369
   Accumulated net realized loss on investments                       (11,654,985)
   Net unrealized depreciation on investments                          (1,632,903)
                                                                    -------------
Net assets at June 30, 2000                                         $ 101,689,481
                                                                    -------------
                                                                    -------------

    10                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    June 30, 2000
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($78,817,916 /
      7,177,821 shares of common stock issued and outstanding)             $10.98
   Maximum sales charge (3.25% of offering price)                             .37
                                                                    -------------
   Maximum offering price to public                                        $11.35
                                                                    -------------
                                                                    -------------
Class B:
   Net asset value, offering price and redemption price per share
      ($16,933,833 / 1,542,770 shares of common stock issued and
      outstanding)                                                         $10.98
                                                                    -------------
                                                                    -------------
Class C:
   Net asset value and redemption price per share ($2,043,174 /
      186,144 shares of common stock issued and outstanding)               $10.98
   Sales charge (1% of offering price)                                        .11
                                                                    -------------
   Offering price to public                                                $11.09
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($3,894,558 / 354,227 shares of common stock issued and
      outstanding)                                                         $10.99
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     11

       Prudential Short-Term Corporate Bond Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $ 3,520,642
                                                                    -------------
Expenses
   Management fee                                                        209,274
   Distribution fee--Class A                                              98,741
   Distribution fee--Class B                                              73,081
   Distribution fee--Class C                                               7,635
   Transfer agent's fees and expenses                                     96,000
   Custodian's fees and expenses                                          42,000
   Reports to shareholders                                                24,000
   Registration fees                                                      20,000
   Legal fees and expenses                                                14,000
   Audit fee                                                              12,000
   Directors' fees and expenses                                           12,000
   Miscellaneous                                                             249
                                                                    -------------
      Total expenses                                                     608,980
                                                                    -------------
Net investment income                                                  2,911,662
                                                                    -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                          (1,571,615)
Net change in unrealized appreciation on:
   Investments                                                         1,431,005
   Financial futures contracts                                            17,500
                                                                    -------------
                                                                       1,448,505
                                                                    -------------
Net loss on investments                                                 (123,110)
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 2,788,552
                                                                    -------------
                                                                    -------------

    12                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months         Year Ended
                                                     Ended          December 31,
                                                 June 30, 2000          1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   2,911,662      $   6,537,082
   Net realized loss on investment
      transactions                                  (1,571,615)        (1,871,916)
   Net change in unrealized appreciation
      (depreciation) on investments                  1,448,505         (2,704,900)
                                                 -------------    -----------------
   Net increase in net assets resulting from
      operations                                     2,788,552          1,960,266
                                                 -------------    -----------------
Dividends from net investment income (Note 1)
      Class A                                       (2,234,887)        (4,779,259)
      Class B                                         (502,354)        (1,502,384)
      Class C                                          (52,513)           (90,019)
      Class Z                                         (121,908)          (165,420)
                                                 -------------    -----------------
                                                    (2,911,662)        (6,537,082)
                                                 -------------    -----------------
Fund share transactions (Net of share
   conversions) (Note 6)
   Net proceeds from shares subscribed              12,410,338         63,059,266
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends                                      1,986,174          4,539,763
   Cost of shares reacquired                       (26,439,369)       (80,194,949)
                                                 -------------    -----------------
   Net decrease in net assets from Fund share
      transactions                                 (12,042,857)       (12,595,920)
                                                 -------------    -----------------
Total decrease                                     (12,165,967)       (17,172,736)
NET ASSETS
Beginning of period                                113,855,448        131,028,184
                                                 -------------    -----------------
End of period                                    $ 101,689,481      $ 113,855,448
                                                 -------------    -----------------
                                                 -------------    -----------------

    See Notes to Financial Statements                                     13

       Prudential Short-Term Corporate Bond Fund
             Notes to Financial Statements (Unaudited)
      Prudential Short-Term Corporate Bond Fund (the 'Fund'), formerly known as Prudential Structured Maturity Fund, Inc., is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios--the Income Portfolio (the 'Portfolio') and the Municipal Income Portfolio. The Municipal Income Portfolio has not yet begun operations. The Portfolio's investment objective is high current income consistent with the preservation of principal. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

      Securities Valuation:    The Board of Directors has authorized the use of
an independent pricing service to determine valuations of U.S. Government and corporate obligations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. When market quotations are not readily available, a security is valued by appraisal at its fair value as determined in good faith under procedures established under the general supervision and responsibility of the Board of Directors.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements, the Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual
    14

       Prudential Short-Term Corporate Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Portfolio invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value. Under a variety of circumstances, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

      Federal Income Taxes:    It is the Portfolio's policy to continue to meet
the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Portfolio declares daily and pays
monthly dividends from net investment income. Distributions from net capital gains, if any, are made at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into the Subadvisory Agreement with The Prudential
                                                                          15

       Prudential Short-Term Corporate Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Investment Corporation ('PIC'). The Subadvisory Agreement provides that the Subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services. PIFM pays for the services of PIC, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .200 of 1% of the average daily net assets of the Fund. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively for the six months ended June 30, 2000.

      PIMS has advised the Portfolio that it received approximately $17,800 and $800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, for the six months ended June 30, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Portfolio that for the six months ended June 30, 2000, it received approximately $12,200 and $3,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
    16

       Prudential Short-Term Corporate Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('The Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Portfolio's transfer agent. During the six months ended June 30, 2000, the Portfolio incurred fees of approximately $90,000 for the services of PMFS. As of June 30, 2000, approximately $16,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2000 were $66,473,469 and $81,404,447, respectively.

      The cost of investments for federal income tax purposes at June 30, 2000 was substantially the same as for financial reporting purposes and accordingly, net unrealized depreciation for federal income tax purposes was $1,650,403 (gross unrealized appreciation--$408,115; gross unrealized depreciation--$2,058,518).

      For federal income tax purposes, the Portfolio had a capital loss carryforward as of December 31, 1999 of approximately $9,768,000, of which $5,082,000 expires in 2002 and $3,149,000 expires in 2004 and $1,537,000 expires in 2007. In addition, the Fund will elect to treat net capital losses of approximately $329,000 incurred in the two month period ended December 31, 1999 as having been incurred in the following fiscal year. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.
                                                                          17

       Prudential Short-Term Corporate Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      During the six months ended June 30, 2000, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2000 are as follows:

                                                  Value at       Value at        Unrealized
Number of                         Expiration      June 30,        Trade         Appreciation/
Contracts           Type             Date           2000           Date        (Depreciation)
---------     ----------------    -----------    ----------     ----------     ---------------
               Long Position:
    35          5-yr. T-Note      Sept. '00      $3,465,547     $3,448,047         $17,500
                                                                               ---------------
                                                                               ---------------

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 2000, the Fund had a .053% undivided interest in the joint account. The undivided interest for the Fund represents $267,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

      ABN AMRO Incorporated, 6.60%, in the principal amount of $100,000,000, repurchase price $100,055,000, due 7/3/00. The value of the collateral including accrued interest was $102,000,279.

      Bear, Stearns & Co. Inc., 6.55%, in the principal amount of $125,000,000, repurchase price $125,068,229, due 7/3/00. The value of the collateral including accrued interest was $128,815,250.

      Credit Suisse First Boston Corp., 6.65%, in the principal amount of $125,000,000, repurchase price $125,069,270, due 7/3/00. The value of the collateral including accrued interest was $129,282,822.

      UBS Warburg, 6.30%, in the principal amount of $58,110,000, repurchase price $58,140,508, due 7/3/00. The value of the collateral including accrued interest was $59,275,285.

      UBS Warburg, 6.55%, in the principal amount of $100,000,000, repurchase price $100,054,583, due 7/3/00. The value of the collateral including accrued interest was $102,000,550.

Note 6. Capital
The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales
    18

       Prudential Short-Term Corporate Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 250 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 62,500,000 authorized shares. Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended June 30, 2000:
Shares sold                                                     658,753    $  7,220,532
Shares issued in reinvestment of dividends                      137,577       1,505,851
Shares reacquired                                            (1,658,056)    (18,146,826)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (861,726)     (9,420,443)
Shares issued upon conversion from Class B                      271,380       2,969,192
                                                             ----------    ------------
Net decrease in shares outstanding                             (590,346)   $ (6,451,251)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 1999:
Shares sold                                                   1,885,912    $ 21,004,322
Shares issued in reinvestment of dividends                      299,319       3,345,005
Shares reacquired                                            (2,532,550)    (28,250,642)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (347,319)     (3,901,315)
Shares issued upon conversion from Class B                      651,983       7,293,535
                                                             ----------    ------------
Net increase in shares outstanding                              304,664    $  3,392,220
                                                             ----------    ------------
                                                             ----------    ------------
Class B
----------------------------------------------------------
Six months ended June 30, 2000:
Shares sold                                                     156,131    $  1,704,146
Shares issued in reinvestment of dividends                       29,596         323,771
Shares reacquired                                              (399,968)     (4,378,641)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (214,241)     (2,350,724)
Shares reacquired upon conversion into Class A                 (271,491)     (2,969,192)
                                                             ----------    ------------
Net decrease in shares outstanding                             (485,732)   $ (5,319,916)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 1999:
Shares sold                                                     650,438    $  7,273,867
Shares issued in reinvestment of dividends                       87,478         979,270
Shares reacquired                                            (1,535,229)    (17,199,140)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (797,313)     (8,946,003)
Shares reacquired upon conversion into Class A                 (651,983)     (7,293,535)
                                                             ----------    ------------
Net decrease in shares outstanding                           (1,449,296)   $(16,239,538)
                                                             ----------    ------------
                                                             ----------    ------------

                                                                          19

       Prudential Short-Term Corporate Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended June 30, 2000:
Shares sold                                                      23,887    $    261,442
Shares issued in reinvestment of dividends                        3,929          42,991
Shares reacquired                                               (40,567)       (443,900)
                                                             ----------    ------------
Net decrease in shares outstanding                              (12,751)   $   (139,467)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 1999:
Shares sold                                                     187,639    $  2,081,082
Shares issued in reinvestment of dividends                        7,007          78,120
Shares reacquired                                              (127,779)     (1,422,858)
                                                             ----------    ------------
Net increase in shares outstanding                               66,867    $    736,344
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
----------------------------------------------------------
Six months ended June 30, 2000:
Shares sold                                                     294,827    $  3,224,218
Shares issued in reinvestment of dividends                       10,361         113,561
Shares reacquired                                              (317,209)     (3,470,002)
                                                             ----------    ------------
Net decrease in shares outstanding                              (12,021)   $   (132,223)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 1999:
Shares sold                                                   2,889,588    $ 32,699,995
Shares issued in reinvestment of dividends                       12,290         137,368
Shares reacquired                                            (2,939,772)    (33,322,309)
                                                             ----------    ------------
Net decrease in shares outstanding                              (37,894)   $   (484,946)
                                                             ----------    ------------
                                                             ----------    ------------

       Prudential Short-Term Corporate Bond Fund
 Financial
        Highlights

       Prudential Short-Term Corporate Bond Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  10.99
                                                                      --------
Income from investment operations:
Net investment income                                                     0.31
Net realized and unrealized gain (loss) on investment
   transactions                                                          (0.01)
                                                                      --------
      Total from investment operations                                    0.30
                                                                      --------
Less distributions:
Dividends from net investment income                                     (0.31)
Dividends in excess of net investment income                                --
                                                                      --------
      Total distributions                                                (0.31)
                                                                      --------
Net asset value, end of period                                        $  10.98
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                          2.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 78,818
Average net assets (000)                                              $ 79,427
Ratios to average net assets:
   Expenses, including distribution fees                                  1.07%(b)
   Expenses, excluding distribution fees                                   .82%(b)
   Net investment income                                                  5.66%(b)
For Class A, B, C and Z shares:
   Portfolio turnover                                                       67%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
    22                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund
             Financial Highlights (Unaudited) Cont'd.

                                              Class A
---------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------
    $  11.42            $  11.35             $  11.36             $  11.63             $  10.97
    --------            --------             --------             --------             --------
         .62                 .68                  .74                  .73                  .73
        (.43)                 07                  .01                 (.25)                 .66
    --------            --------             --------             --------             --------
         .19                 .75                  .75                  .48                 1.39
    --------            --------             --------             --------             --------
        (.62)               (.68)                (.74)                (.73)                (.73)
          --                  --                 (.02)                (.02)                  --
    --------            --------             --------             --------             --------
        (.62)               (.68)                (.76)                (.75)                (.73)
    --------            --------             --------             --------             --------
    $  10.99            $  11.42             $  11.35             $  11.36             $  11.63
    --------            --------             --------             --------             --------
    --------            --------             --------             --------             --------
        1.72%               6.81%                6.81%                4.32%               13.12%
    $ 85,360            $ 85,213             $ 65,431             $ 77,031             $ 88,982
    $ 86,025            $ 73,382             $ 70,899             $ 81,745             $ 89,500
        1.02%                .81%                 .94%                 .86%                 .82%
         .77%                .71%                 .84%                 .76%                 .72%
        5.56%               5.98%                6.51%                6.38%                6.57%
         168%                301%                 180%                 170%                 160%

    See Notes to Financial Statements                                     23

       Prudential Short-Term Corporate Bond Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $  10.98
                                                                      --------
Income from investment operations:
Net investment income                                                     0.28
Net realized and unrealized gain (loss) on investment
   transactions                                                             --
                                                                      --------
      Total from investment operations                                    0.28
                                                                      --------
Less distributions:
Dividends from net investment income                                     (0.28)
Dividends in excess of net investment income                                --
                                                                      --------
      Total distributions                                                (0.28)
                                                                      --------
Net asset value, end of period                                        $  10.98
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                          2.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 16,934
Average net assets (000)                                              $ 19,595
Ratios to average net assets:
   Expenses, including distribution fees                                  1.57%(b)
   Expenses, excluding distribution fees                                   .82%(b)
   Net investment income                                                  5.16%(b)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
    24                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund
             Financial Highlights (Unaudited) Cont'd.

                                              Class B
---------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------
    $  11.41            $  11.35             $  11.36             $  11.63             $  10.97
----------------    ----------------     ----------------     ----------------     ----------------
         .56                 .61                  .67                  .65                  .66
        (.43)                .06                  .01                 (.25)                 .66
----------------    ----------------     ----------------     ----------------     ----------------
         .13                 .67                  .68                  .40                 1.32
----------------    ----------------     ----------------     ----------------     ----------------
        (.56)               (.61)                (.67)                (.65)                (.66)
        (.56)                 --                 (.02)                (.02)                  --
----------------    ----------------     ----------------     ----------------     ----------------
        (.56)               (.61)                (.69)                (.67)                (.66)
----------------    ----------------     ----------------     ----------------     ----------------
    $  10.98            $  11.41             $  11.35             $  11.36             $  11.63
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
        1.21%               6.03%                6.13%                3.64%               12.40%
    $ 22,281            $ 39,694             $ 71,030             $ 94,490             $120,188
    $ 29,870            $ 56,913             $ 81,673             $106,224             $125,230
        1.52%               1.46%                1.59%                1.51%                1.47%
         .77%                .71%                 .84%                 .76%                 .72%
        5.03%               5.36%                5.87%                5.73%                5.92%

    See Notes to Financial Statements                                     25

       Prudential Short-Term Corporate Bond Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                   $10.98
                                                                      -------
Income from investment operations:
Net investment income                                                    0.28
Net realized and unrealized gain (loss) on investment
   transactions                                                            --
                                                                      -------
      Total from investment operations                                   0.28
                                                                      -------
Less distributions:
Dividends from net investment income                                    (0.28)
Dividends in excess of net investment income                               --
                                                                      -------
      Total distributions                                               (0.28)
                                                                      -------
Net asset value, end of period                                         $10.98
                                                                      -------
                                                                      -------
TOTAL RETURN(a):                                                         2.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $2,043
Average net assets (000)                                               $2,047
Ratios to average net assets:
   Expenses, including distribution fees                                 1.57%(b)
   Expenses, excluding distribution fees                                  .82%(b)
   Net investment income                                                 5.16%(b)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
    26                                     See Notes to Financial Statements

       Prudential Short-Term Corporate Bond Fund
             Financial Highlights (Unaudited) Cont'd.

                                              Class C
---------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
---------------------------------------------------------------------------------------------------
      1999                1998                 1997                 1996                 1995
---------------------------------------------------------------------------------------------------
     $11.41              $11.35               $11.36               $11.63               $10.97
    -------             -------              -------              -------              -------
        .57                 .61                  .67                  .65                  .66
       (.43)                .06                  .01                 (.25)                 .66
    -------             -------              -------              -------              -------
        .14                 .67                  .68                  .40                 1.32
    -------             -------              -------              -------              -------
       (.57)               (.61)                (.67)                (.65)                (.66)
         --                  --                 (.02)                (.02)                  --
    -------             -------              -------              -------              -------
       (.57)               (.69)                (.67)                (.66)                (.24)
    -------             -------              -------              -------              -------
     $10.98              $11.41               $11.35               $11.36               $11.63
    -------             -------              -------              -------              -------
    -------             -------              -------              -------              -------
       1.21%               6.03%                6.13%                3.64%               12.40%
     $2,185              $1,507               $1,314               $1,396               $1,050
     $1,767              $1,351               $1,329               $1,270               $  667
       1.52%               1.46%                1.59%                1.51%                1.47%
        .77%                .71%                 .84%                 .76%                 .72%
       5.10%               5.36%                5.87%                5.73%                5.92%

    See Notes to Financial Statements                                     27

       Prudential Short-Term Corporate Bond Fund
             Financial Highlights (Unaudited) Cont'd.

                                                            Class Z
                                  ------------------------------------------------------------
                                                                                  December 16,
                                  Six Months                                        1996(c)
                                    Ended                                           Through
                                  April 30,                                       December 31,
                                   2000(d)        1999       1998       1997          1996
----------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of
   period                           $11.00       $11.42     $11.35     $11.37        $11.41
                                  ----------     ------     ------     ------     ------------
Income from investment
operations:
Net investment income                  .32          .65        .69        .77           .09
Net realized and unrealized
   gain (loss) on investment
   transactions                       (.01)        (.42)       .07        .02          (.02)
                                  ----------     ------     ------     ------     ------------
      Total from investment
      operations                       .31          .23        .76        .79           .07
                                  ----------     ------     ------     ------     ------------
Less distributions:
Dividends from net investment
   income                             (.32)        (.65)      (.69)      (.77)         (.09)
Dividends in excess of net
   investment income                    --           --         --       (.04)         (.02)
                                  ----------     ------     ------     ------     ------------
      Total distributions             (.32)        (.65)      (.69)      (.81)         (.11)
                                  ----------     ------     ------     ------     ------------
Net asset value, end of
period                              $10.99       $11.00     $11.42     $11.35        $11.37
                                  ----------     ------     ------     ------     ------------
                                  ----------     ------     ------     ------     ------------
TOTAL RETURN(a):                      2.74%        2.07%      6.92%      7.01%          .59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)                               $3,895       $4,029     $4,614     $  784        $  200(d)
Average net assets (000)            $4,143       $2,833     $1,748     $  313        $  200(d)
Ratios to average net assets:
   Expenses, including
      distribution fees                .82%(b)      .77%       .71%       .84%          .76%(b)
   Expenses, excluding
      distribution fees                .82%(b)      .77%       .71%       .84%          .76%(b)
   Net investment income              5.92%(b)     5.84%      6.03%      6.71%         6.48%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
(d) Figures are actual and are not rounded to the nearest thousand.
    28                                     See Notes to Financial Statements
                              www.prudential.com (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols        NASDAQ        CUSIP
         Class A    PBSMX       74437L101
         Class B    PSMBX       74437L200
         Class C    PIFCX       74437L309
         Class Z    PIFZX       74437L408

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF140E2    74437L101    74437L200     74437L309   74437L408

(LOGO) Printed on Recycled Paper